Postretirement Benefits - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net periodic benefit cost	$ 441	$ 578	$ 1,368
Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	1,894	2,509	2,783
Interest cost	4,143	4,784	4,850
Expected return on plan assets	(6,318)	(6,803)	(6,265)
Amortization of actuarial loss	722	88	0
Net periodic benefit cost	$ 441	$ 578	$ 1,368
Weighted-average assumptions used to determine net periodic pension cost during the period:
Discount rate	4.20%	4.20%	4.60%
Expected return on plan assets	7.00%	7.00%	7.00%